Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 193.5	$ 102.5
Restricted cash	1.0	0.1
Prepaid expenses	12.8	11.0
Deferred mobilization and contract preparation costs	31.8	39.4
Accrued revenue	103.8	73.7
Other current assets	24.8	32.0
Total current assets	546.2	409.9
Non-current assets
Property, plant and equipment	3.3	3.5
Newbuildings	23.4	5.4
Jack-up drilling rigs, net	2,538.5	2,578.3
Equity method investments	18.6	15.7
Other non-current assets	51.6	67.3
Total non-current assets	2,635.4	2,670.2
Total assets	3,181.6	3,080.1
Current liabilities
Trade payables	58.3	35.5
Accrued expenses	69.7	77.0
Short-term accrued interest and other items	37.2	42.3
Short-term debt	97.8	82.9
Short-term deferred mobilization, demobilization and other revenue	33.4	59.5
Other current liabilities	52.6	63.2
Total current liabilities	349.0	360.4
Non-current liabilities
Long-term debt	1,745.8	1,618.8
Long-term deferred mobilization, demobilization and other revenue	27.9	56.6
Other non-current liabilities	5.2	5.8
Onerous contracts	54.5	54.5
Total non-current liabilities	1,833.4	1,735.7
Total liabilities	2,182.4	2,096.1
Shareholders’ Equity
Common shares of par value $0.10 per share: authorized 315,000,000 (2023:315,000,000) shares, issued 264,080,391 (2023: 264,080,391) shares and outstanding 250,632,002 (2023: 252,582,036) shares	26.5	26.5
Treasury shares	(9.1)	(8.9)
Additional paid in capital	342.3	337.2
Contributed surplus	1,952.3	1,988.1
Accumulated deficit	(1,312.8)	(1,358.9)
Total equity	999.2	984.0
Total liabilities and equity	3,181.6	3,080.1
Related party revenue
Current assets
Trade receivables, net	79.4	95.0
Nonrelated party
Current assets
Trade receivables, net	$ 99.1	$ 56.2